Unaudited Condensed Consolidated Statements Of Financial Position (Parenthetical) - GBP (£) £ in Millions		Jun. 30, 2018	Dec. 31, 2017
Assets held for sale	[1]	£ 12,024	£ 38
Lent securities and assets subject to repurchase agreements, included within equity securities and portfolio holdings in unit trusts, debt securities and other investments		8,993	£ 8,232
UK and Europe insurance operations | Shareholder annuity portfolio being sold to Rothesay Life
Assets held for sale		£ 11,977

[1]	Assets held for sale of £12,024 million includes £11,977 million in respect of the reinsured UK annuity business (see note D1).